Provisions (Tables)	12 Months Ended
Dec. 31, 2025
PROVISIONS
Summary of Breakdown of Provisions

	Current			Non-current
	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
Provisions	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provision for legal proceedings (1)	1,221	1,826	1,307	42,578	39,448	11,939
Decommissioning or restoration (2)	28,082	28,082	22,351	171,329	175,745	227,668
Other provisions (3)	1,399	21,626	5,018	268	838	1,638
Total	30,702	51,534	28,676	214,175	216,031	241,245
(1)	The main contingencies are disclosed in Notes 36.3 and 38.
(2)	See Note 4.a.
(3)	The increase in 2024 primarily refers to the recognition of provisions in Enel Distribución Chile and Enel Colina, related to agreements for voluntary collective processes with SERNAC, due to the climatic events that occurred during May and August 2024.

Summary of Changes in Provisions

	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
Movements in Provisions	ThUS$	ThUS$	ThUS$	ThUS$
Balance as of January 1, 2025	41,274	203,827	22,464	267,565
Increase (decrease) in existing provisions	11,240	7,154	(191)	18,203
Provisions used (1)	(5,068)	(20,910)	(20,656)	(46,634)
Reversal of unused provision (2)	(7,508)	—	(800)	(8,308)
Increase from adjustment to time value of money (3)	—	9,278	—	9,278
Foreign currency translation differences	3,861	62	850	4,773
Total movements in provisions	2,525	(4,416)	(20,797)	(22,688)
Balance as of December 31, 2025	43,799	199,411	1,667	244,877

	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
Movements in Provisions	ThUS$	ThUS$	ThUS$	ThUS$
Balance as of January 1, 2024	13,246	250,019	6,656	269,921
Increase (decrease) in existing provisions (4)	40,390	(8,570)	18,580	50,400
Reversal of unused provision	(1,244)	(24,475)	—	(25,719)
Increase from adjustment to time value of money (3)	—	11,526	—	11,526
Foreign currency translation differences	(8,429)	—	(919)	(9,348)
Decreases due to classification as held for sale (5)	(2,689)	(24,673)	(1,853)	(29,215)
Total movements in provisions	28,028	(46,192)	15,808	(2,356)
Balance as of December 31, 2024	41,274	203,827	22,464	267,565
(1)	Provisions for dismantling or restoration relate to the Bocamina and Tarapacá power plants. For the other provisions, the balance mainly reflects the payment associated with the extraordinary compensation mechanism for customers, which the Company’s subsidiaries Enel Distribución Chile and Enel Colina agreed with SERNAC, for an amount of ThUS$17,059.
(2)	This mainly corresponds to a reduction in the SEF fine provision related to the rainfall events of August 2024.
(3)	Corresponds to financial update; see Note 34.
(4)	The increase observed in legal claims during 2024 is mainly explained by expenses recorded in the Distribution segment, which include, among others, fines issued by the SEF during the period. With respect to dismantling or restoration provisions, the decrease in 2024 is primarily explained by the increase in interest rates observed during the period. Finally, the increase in other provisions is mainly explained by the recognition of provisions related to the extraordinary compensation mechanism described above, in the amount of ThUS$17,120.
(5)	See Note 5.